OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost:
Cost, beginning	$ 1,403	$ 1,930
Additions	71	(193)
Disposals		(334)
Cost, ending	1,474	1,403
Accumulated depreciation:
Accumulated depreciation, beginning	794	789
Depreciation charge for the year	210	339
Disposals		(334)
Accumulated depreciation, ending	1,004	794
Other assets, net:
Intangible assets, net	470	609	$ 1,141
Estimated amortization expenses:
2016	217
2017	183
2018	27
2019	11
2020 and thereafter	32
Total future amortization expense	470	609	1,141
Above Market Leases [Member]
Cost:
Cost, beginning	1,450	$ 1,784
Additions	74
Disposals		$ (334)
Cost, ending	1,524	1,450
Accumulated depreciation:
Accumulated depreciation, beginning	871	752
Depreciation charge for the year	217	453
Disposals		(334)
Accumulated depreciation, ending	1,088	871
Other assets, net:
Intangible assets, net	436	579	1,032
Estimated amortization expenses:
Total future amortization expense	436	579	1,032
Finite Lived Intangible Assets Currency Translation Adjustments [Member]
Cost:
Cost, beginning	(47)	146
Additions	(3)	$ (193)
Disposals
Cost, ending	(50)	$ (47)
Accumulated depreciation:
Accumulated depreciation, beginning	(77)	37
Depreciation charge for the year	(7)	$ (114)
Disposals
Accumulated depreciation, ending	(84)	$ (77)
Other assets, net:
Intangible assets, net	34	30	109
Estimated amortization expenses:
Total future amortization expense	$ 34	$ 30	$ 109